5. COAL AND OTHER MINERAL PROPERTIES	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Notes to Financial Statements
5. COAL AND OTHER MINERAL PROPERTIES

NOTE 5 – COAL AND OTHER MINERAL PROPERTIES

The Company entered into a series of agreements to acquire all the mineral, oil and gas rights of a mineral property located in Judith Basin County, Montana for total consideration of $2,670,500.

Coal Agreement and Amendments

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and JBM Energy Company, LLC (“JBM”) entered into an Assignment of Coal Agreement (“Assignment”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all coal mineral rights owned by JBM under a Coal Buy and Sell Agreement (“Coal Agreement”) dated February 4, 2010. Pursuant to the Assignment and Coal Agreement, the Company paid in cash $150,000 to JBM and signed a 5% promissory note with a face value of $1,750,000 (“Coal Promissory Note”) to JBM. During the first 2 years, the note carried no interest. On July 9, 2010 and January 9, 2011 cash payments of $200,000 and $200,000, respectively, were paid towards Coal Promissory Note. An additional amount of $100,000 was to be paid 90 days following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance were to be made quarterly during the third and fourth years, starting July 9, 2012.  Starting July 9, 2014, the principal balance of $1,250,000 was to be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment.

On March 26, 2012, the Company entered into an Amended and Restated Coal Buy Sell Agreement (the “Coal Amendment”), by and between the Company and JBM, amending and restating the terms of the Coal Agreement, dated as of February 4, 2010, by and between JBM and Future Gas, which Coal Agreement was subsequently assigned by Future Gas to the Company as described above.

The Coal Amendment extended the date upon which the Company must complete a reserve study and mine feasibility study from April 9, 2012 to April 9, 2013. The Coal Amendment also provided that the Company’s payment of $100,000 to JBM that was previously due 90 days following the completion of the mining and reserve study and to be no later than April 9, 2012 would be due on the earlier of (i) sixty (60) days following the effective date of the registration statement (the "Registration Statement") with respect to the Standby Equity Distribution Agreement (the “SEDA”), dated as of February 17, 2012, by and between the Company and YA Global Master SPV Ltd. [which was subsequently amended and restated] or (ii) December 9, 2012, and delayed the first interest payment due under the Coal Agreement until July 9, 2012.  Finally, the Company’s payment obligations under the Coal Amendment are evidenced by an amended and restated promissory note of the Company in favor of JBM, dated as of March 26, 2012, with a current principal balance of $1,350,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Amended Coal Promissory Note”). The Amended Coal Promissory Note replaces the Coal Promissory Note, dated as of April 9, 2010, by the Company in favor of JBM.

On December 11, 2012, the Company entered into a Second Amended and Restated Promissory Note (the “Amended JBM Note”) in connection with that certain Amended and Restated Coal Buy and Sell Agreement (the “Coal Agreement”) dated as of March 26, 2012, by and between the Company and JBM Energy Company, LLC (“JBM”).  The Amended JBM Note replaces the Amended and Restated Promissory Note with JBM Energy dated March 26, 2012 to provide that the next payment of $100,000 due to JBM will now be due upon the earlier of (i) sixty (60) days following the effective date of the Registration Statement and (ii) March 9, 2013, instead of December 9, 2012 as previously provided.

The Amended Coal Promissory Note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of coal properties. Accordingly, the Company imputed a discount of $186,392 at a market interest rate of approximately 15% in accordance FASB ASC 835,”Interest”. Should the Company make all necessary payments as indicated, up until December 9, 2012 and completes the reserve study and mining plan as anticipated in the agreement, but defaults on the $1,250,000 balance, the coal property will be returned to JBM and the Company will receive a 40% equity interest in JBM and the $1,250,000 balance will be cancelled.  Otherwise, if the Company defaults on Amended Coal Promissory Note, JBM at its option may terminate the agreement and or initiate action for any other remedy under the law.  At December 31, 2012, Amended Coal Promissory Note is presented net of unamortized debt discount of $76,114 ( September 30, 2012 - $108,223). The Company has made total interest payments of $31,250 as of December 31, 2012 on the Amended Coal Promissory Note.

Under the Coal Amendment, JBM will be paid a royalty of $0.25 per ton on all coal when and as mined from the coal property.

Mineral Agreement and Amendments

On April 9, 2010, the Company, Future Gas and Russell B. Pace, Jr. (“Pace”) entered into an Assignment and Assumption of Mineral Agreement (“Mineral Agreement”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all mineral rights (except coal), oil and gas rights owned by Pace under a Mineral Buy and Sell Agreement dated February 4, 2010.  Pursuant to the Mineral Buy and Sell Agreement, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share), signed a 5% promissory note with a face value of $1,950,000 (“Mineral Promissory Note”). On October 9, 2010 and April 9, 2011 cash payments of $200,000 and $200,000, respectively, was paid towards Mineral Promissory Note. Additional amounts of $100,000 and $200,000 were to be paid 90 days and 180 days, respectively, following the completion of the reserve study and mining plan, to be no later than April 9, 2012. An interest only payment on the $1,250,000 balance was to be paid quarterly during the third and fourth years, starting July 9, 2012. Starting, July 9, 2014, the principal balance of $1,250,000 were to be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment.

On April 9, 2010, the Company agreed to issue 300,000 common shares of common stock valued at $15,000 ($0.05 per share), to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

Furthermore, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Future Gas for the assignment of such agreements

On March 26, 2012, the Company entered into an Amended and Restated Mineral Buy Sell Agreement (the “Mineral Amendment”), by and between the Company and Pace, amending and restating the terms the Mineral Agreement, dated as of February 4, 2010, by and between Pace and Future Gas, which Mineral Agreement was subsequently assigned by Future Gas as described above.

The Mineral Amendment delayed the Company’s payment of $100,000 to Pace until the earlier of (i) sixty (60) days following the effective date of the Registration Statement or (ii) December 9, 2012, and delayed the first interest payment due under the Mineral Agreement until July 9, 2012. An additional $200,000 will be payable to Pace upon the earlier of (i) ninety (90) days following the effective date of the Registration Statement or (ii) December 9, 2012. The $100,000 and $200,000 amounts were to be previously paid 90 days and 180 days, respectively, following the completion of the reserve study and mining plan, to be no later than April 9, 2012. Finally, the Company’s payment obligations under the Mineral Agreement are evidenced by an amended and restated promissory note of the Company in favor of Pace, dated as of March 26, 2012, with a current principal balance of $1,550,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Amended Mineral Promissory Note”). The Amended Mineral Promissory Note replaces the Mineral Promissory Note, dated as of April 9, 2010, by the Company in favor of Pace.

Also on December 11, 2012, the Company entered into a Second Amended and Restated Promissory Note (the “Amended Pace Note”) in connection with that certain Amended and Restated Mineral Buy and Sell Agreement (the “Mineral Agreement”) dated as of March 26, 2012, by and between the Company and Russell B. Pace, Jr. (“Pace”).  The Amended Pace Note replaces the Amended and Restated Promissory Note with Pace dated March 26, 2012 to provide that the next payment of $100,000 due to Pace will now be due upon the earlier of (i) sixty (60) days following the effective date of the Registration Statement  and (ii) March 9, 2013, instead of December 9, 2012 as previously provided.  The Amended Pace Note also provides that the next payment of $200,000 due to Pace will now be due upon the earlier of (i) ninety (90) days following the effective date of the Registration Statement and (ii) March 9, 2013, instead of December 9, 2012 as previously provided.

The Amended Mineral Promissory Note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of mineral, oil and gas properties.   Accordingly, the Company imputed a discount of $200,363 at a market interest rate of approximately 15% in accordance FASB ASC 835, “Interest”.  If the Company defaults on Amended Mineral Promissory Note, Pace at his option may terminate the agreement and or initiate action for any other remedy under the law.  At December 31, 2012, Amended Mineral Promissory Note is presented net of unamortized debt discount of $71,923 (September 30, 2012 - $109,775). The Company has made total interest payments of $31,250 as of December 31, 2012 on the Amended Mineral Promissory Note.

Under the Mineral Buy Sell Agreement, Pace is due a royalty equal to 20% of all royalties and other payments received by the Company as a result of any lease of the mineral property conveyed and 20% of all net cash proceeds and/or other consideration received by the Company from the sale or disposal of the mineral, oil and gas property.

Consulting Agreement

Pursuant to a Consulting Agreement dated as of February 4, 2010 between Pace and Future Gas assigned to the Company on March 31, 2010, Pace agreed to provide consulting services to Future Gas concerning the coal property conveyed to Future Gas by JBM in the Coal Buy and Sell Agreement, and other minerals conveyed to Future Gas by Pace in the Mineral Buy and Sell Agreement.  Future Gas agreed to pay Pace $5,000 on the first day of the month following the closing date of the Coal Buy and Sell Agreement and on the first day of each following month for a period of one year subject to the option of Pace to extend this Consulting Agreement for two successive one year terms. Pace's rights to further compensation under this Consulting agreement will terminate upon termination of the Coal Buy and Sell Agreement by either party as authorized under said Coal Buy and Sell Agreement.  Pace agreed to make himself available to perform consulting services for Future Gas for 5 days during each paid month.  Future Gas had the option to require Pace to perform consulting services for an additional 5 days during each paid month for an additional $1,000 per each additional day.  If Future Gas required more than 10 days per paid month, Pace had the option to decline or if accepted, Future Gas agreed to pay Pace $500 per each additional day. The Consulting Agreement is for services received by the Company after the purchase of the mineral property and is accounted for as an expense in the statements of operations. On December 11, 2012, the Company agreed to give Pace the right and option to extend the Consulting Agreement for an additional one (1) year term from and after April 9, 2013.

The Company entered into a series of agreements to acquire all the mineral, oil and gas rights of a mineral property located in Judith Basin County, Montana for a total consideration of $2,670,500.

Coal Agreement and Amendment

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and JBM Energy Company, LLC (“JBM”) entered into an Assignment of Coal Agreement (“Assignment”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all coal mineral rights owned by JBM under a Coal Buy and Sell Agreement (“Coal Agreement”) dated February 4, 2010. Pursuant to the Assignment and Coal Agreement, the Company paid in cash $150,000 to JBM and signed a 5% promissory note with a face value of $1,750,000 (“Coal Promissory Note”) to JBM. During the first 2 years, the note carried no interest. On July 9, 2010 and January 9, 2011 cash payments of $200,000 and $200,000, respectively, were paid towards Coal Promissory Note. An additional amount of $100,000 was to be paid 90 days following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance were to be made quarterly during the third and fourth years, starting July 9, 2012.  Starting July 9, 2014, the principal balance of $1,250,000 was to be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment. The Company has made one interest payment of $15,625 as of September 30, 2012, and one interest payment of $15,625 subsequently.

On March 26, 2012, the Company entered into an Amended and Restated Coal Buy Sell Agreement (the “Coal Amendment”), by and between the Company and JBM, amending and restating the terms of the Coal Agreement, dated as of February 4, 2010, by and between JBM and Future Gas, which Coal Agreement was subsequently assigned by Future Gas to the Company pursuant to that certain Assignment, dated as of March 31, 2010, by and among JBM, Future Gas, and the Company.

The Coal Amendment extended the date upon which the Company must complete a reserve study and mine feasibility study from April 9, 2012 to April 9, 2013. However, the Company represents that it will make every effort in good faith to complete its drilling plan in 2012 and have Weir International, Inc. finalize and prepare a preliminary reserve study and mine feasibility study and mining plan as soon as possible thereafter. The Coal Amendment also provides that the Company’s payment of $100,000 to JBM that was previously due 90 days following the completion of the mining and reserve study and to be no later than April 9, 2012 is now due on the earlier of (i) sixty (60) days following the effective date of the registration statement (the "Registration Statement") with respect to the Amended and Restated Standby Equity Distribution Agreement (the “SEDA”), dated as of June 13, 2012, by and between the Company and YA Global Master SPV Ltd. or (ii) December 9, 2012, and delayed the first interest payment due under the Coal Agreement until July 9, 2012.  Finally, the Company’s payment obligations under the Coal Amendment are evidenced by an amended and restated promissory note of the Company in favor of JBM, dated as of March 26, 2012, with a current principal balance of $1,350,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Amended Coal Promissory Note”). The Amended Coal Promissory Note replaces the Coal Promissory Note, dated as of April 9, 2010, by the Company in favor of JBM.

The Amended Coal Promissory Note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of coal properties. Accordingly, the Company imputed a discount of $186,392 at a market interest rate of approximately 16% in accordance FASB ASC 835,”Interest”. Should the Company make all necessary payments as indicated, up until December 9, 2012 and completes the Reserve Study and Mining Plan as anticipated in the agreement, but defaults on the $1,250,000 balance, the coal property will be returned to JBM and the Company will receive a 40% equity interest in JBM and the $1,250,000 balance will be cancelled.  Otherwise, if the Company defaults on Amended Coal Promissory Note, JBM at its option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2012, Amended Coal Promissory Note is presented net of unamortized debt discount of $108,223 (2011 - $381,808).

Under the Coal Amendment, JBM will be paid a royalty of $0.25 per ton on all coal when and as mined from the coal property.

Mineral Agreement and Amendment

On April 9, 2010, the Company, Future Gas and Russell B. Pace, Jr. (“Pace”) entered into an Assignment and Assumption of Mineral Agreement (“Mineral Agreement”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all mineral rights (except coal), oil and gas rights owned by Pace under a Mineral Buy and Sell Agreement dated February 4, 2010.  Pursuant to the Mineral Buy and Sell Agreement, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share), signed a 5% promissory note with a face value of $1,950,000 (“Mineral Promissory Note”). On October 9, 2010 and April 9, 2011 cash payments of $200,000 and $200,000, respectively, was paid towards Mineral Promissory Note. Additional amounts of $100,000 and $200,000 were to be paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. An interest only payment on the $1,250,000 balance was to be paid quarterly during the third and fourth years, starting July 9, 2012. Starting, July 9, 2014, the principal balance of $1,250,000 were to be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment.

On April 9, 2010, the Company agreed to issue 300,000 common shares of common stock valued at $15,000 ($0.05 per share), to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

Furthermore, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Future Gas for the assignment of such agreements

On March 26, 2012, the Company entered into an Amended and Restated Mineral Buy Sell Agreement (the “Mineral Amendment”), by and between the Company and Pace, amending and restating the terms the Mineral Agreement, dated as of February 4, 2010, by and between Pace and Future Gas, which Mineral Agreement was subsequently assigned by Future Gas to the Company pursuant to that certain Mineral Agreement, dated as of April 9, 2010, by and among Pace, Future Gas, and the Company.

The Mineral Amendment delays the Company’s payment of $100,000 to Pace until the earlier of (i) sixty (60) days following the effective date of the Registration Statement or (ii) December 9, 2012, and delays the first interest payment due under the Mineral Agreement until July 9, 2012. An additional $200,000 will be payable to Pace upon the earlier of (i) ninety (90) days following the effective date of the Registration Statement or (ii) December 9, 2012. The $100,000 and $200,000 amounts were to be previously paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Finally, the Company’s payment obligations under the Mineral Agreement are evidenced by an amended and restated promissory note of the Company in favor of Pace, dated as of March 26, 2012, with a current principal balance of $1,550,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Amended Mineral Promissory Note”). The Amended Mineral Promissory Note replaces the Mineral Promissory Note, dated as of April 9, 2010, by the Company in favor of Pace.

The Amended Mineral Promissory Note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of mineral, oil and gas properties.   Accordingly, the Company imputed a discount of $200,363 at a market interest rate of approximately 16% in accordance FASB ASC 835, “Interest”.  If the Company defaults on Amended Mineral Promissory Note, Pace at his option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2012, Amended Mineral Promissory Note is presented net of unamortized debt discount of $109,775 (2011 - $395,634).

Under the Mineral Buy Sell Agreement, Pace is due a royalty equal to 20% of all royalties and other payments received by the Company as a result of any lease of the mineral property conveyed and 20% of all net cash proceeds and/or other consideration received by the Company from the sale or disposal of the mineral, oil and gas property.

Loss on Extinguishment of Debt

In accordance with ASC Topic No. 470, “Debt – Modifications and Extinguishments” (Topic 470), the transactions noted above were determined to be an extinguishment of the existing debt and an issuance of new debt. As a result, we recorded a loss on the extinguishment of debt in the amount of $233,062 in the line item “Loss on extinguishment of debt” in the Statements of Operations.

Consulting Agreement

Pursuant to a Consulting Agreement dated as of February 4, 2010 between Pace and Future Gas assigned to the Company on March 31, 2010, Pace agreed to provide consulting services to Future Gas concerning the coal property conveyed to Future Gas by JBM in the Coal Buy and Sell Agreement, and other minerals conveyed to Future Gas by Pace in the Mineral Buy and Sell Agreement.  Future Gas agreed to pay Pace $5,000 on the first day of the month following the closing date of the Coal Buy and Sell Agreement and on the first day of each following month during for a period of one year subject to the option of Pace to extend this Consulting Agreement for two successive one year terms. Pace's rights to further compensation under this Consulting agreement will terminate upon termination of the Coal Buy and Sell Agreement by either party as authorized under said Coal Buy and Sell Agreement.  Pace agreed to make himself available to perform consulting services for Future Gas for 5 days during each paid month.  Future Gas had the option to require Pace to perform consulting services for an additional 5 days during each paid month for an additional $1,000 per each additional day.  If Future Gas required more than 10 days per paid month, Pace had the option to decline or if accepted, Future Gas agreed to pay Pace $500 per each additional day. The Consulting Agreement is for services received by the Company after the purchase of the mineral property and is accounted for as an expense in the statements of operations.